SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2018
Significant Accounting Policies Tables Abstract
Estimated useful lives
	Method:	Rate:
Equipment	Straight-line	5 years

Loss per share
	June 30, 2018	June 30, 2017	June 30, 2016
Stock options	1,750,000	-	-
Warrants	6,650,000	-	-

Classification of financial instruments
Classification:
Receivables	Loan and receivable
Promissory note	Loan and receivable
Accounts payable and accrued liabilities	Other liabilities